Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000244420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000244420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000244420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244420 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000244421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000244421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244421 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%